Note B - Factoring (Tables)	12 Months Ended
Dec. 31, 2012
Note B - Factoring (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Accounts receivable	$625,310	$984,872
Allowance for doubtful accounts	(20,526)	(397,526)

Accounts receivable, net allowances for doubtful accounts	604,784	587,346

Factored Accounts Receivable [Member]
Note B - Factoring (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Original Invoice Value	Factored Amount	Factored Balance due
Year Ended December 31, 2012
Factored accounts receivable	$744,315	$554,411	$189,904
Year Ended December 31, 2011
Factored accounts receivable	$-	$-	$-